Statements of Cash Flows - Appendix - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments required to reflect net cash used in operating activities:
Depreciation	$ 1,714	$ 1,156	$ 156
Interest income	(871)	(908)	(331)
Interest paid	124	22
Loss from sale of property and equipment		47
Exchange losses (gains) on lease liabilities	262	(60)
Exchange losses (gains) on cash and cash equivalents	(143)	71	(260)
Net changes in severance pay obligations	15	(4)	17
Share based payments	2,251	3,867	4,152
Adjustments required to reflect net cash used in operating activities, total	3,352	4,191	3,734
Changes in working capital:
Decrease (increase) in other current assets	(81)	502	(409)
Decrease (increase) in trade receivables		2,000	(2,000)
Decrease (increase) in long term prepaid expenses	(300)	55	(90)
Increase (decrease) in accounts payable and accruals:
Trade	2,136	(1,691)	421
Other	1,294	(521)	1,199
Increase (decrease) in deferred revenue	(444)	(585)	3,138
Changes in working capital, total	2,605	(240)	2,259
Adjustments required to reflect net cash used in operating activities including changes in working capital, total	5,957	3,951	5,993
Supplementary information on investing and financing activities not involving cash flows:
Purchase of property and equipment in payables		796	115
Right of use assets obtained in exchange for new lease liabilities	28
Reclassification of bank deposits to restricted bank deposits	$ (500)